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CATHERINE FAUVER

catherine.fauver@dechert.com
+1 617 728 7190 Direct
+1 617 426 6567 Fax

December 19, 2023

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (“Registrant”) File Nos. 333-200933 and 811-23013 Post-Effective Amendment No. 611

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 611 to the Registrant’s registration statement on Form N-lA (“Registration Statement”) under the 1933 Act and Amendment No. 614 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Shares of the Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7190.

Sincerely,

/s/ Catherine Fauver

Catherine Fauver